STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,114,144)	3.63	5/20/2033	2,837,256		2,732,677

Long-Term Municipal Investments - 99.4%
Alabama - 4.5%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000		1,008,089
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,190,063
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		3,703,516
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,500,000	[a]	1,494,538
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	4,250,000	[a]	4,209,587
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,665,000		2,885,939
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	14,000,000	[b]	14,300,016
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000	[a]	1,803,319
Southeast Energy Authority, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	962,658
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000	[a]	4,983,976
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		3,598,536
				40,140,237
Arizona - 3.1%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	4.00	11/1/2051	10,000,000		8,813,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Arizona - 3.1% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	5.00	2/1/2027	1,050,000		1,135,635
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	4,500,000		4,540,644
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,768,016
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,583,331
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		3,821,436
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing LLC) Ser. A	5.00	7/1/2037	1,000,000		1,008,676
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2037	615,000		679,443
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2038	3,000,000		3,304,235
				27,654,876
California - 3.4%
California, GO, Refunding	5.25	9/1/2047	2,500,000		2,836,817
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,010,140
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	2,810,000		2,866,622
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,926,999		2,641,472
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,969,885		1,702,406
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2026	350,000		369,760

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
California - 3.4% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[c]	1,010,767
Los Angeles Airports Department, Revenue Bonds (Green Bond) Ser. G	5.25	5/15/2047	5,000,000		5,331,298
Pittsburg Successor Agency Redevelopment, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,163,698
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,009,151
San Francisco City & County Ineternational Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	2,000,000		2,015,041
San Francisco City & County Public Utilities Commission Power, Revenue Bonds, Refunding, Ser. B	4.00	11/1/2051	2,780,000		2,642,946
San Mateo Foster Public Financing Authority, Revenue Bonds (Clean Water Program)	4.00	8/1/2035	1,100,000		1,150,780
				30,750,898
Colorado - 5.3%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	1,500,000		1,531,188
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2043	6,885,000		6,905,185
Colorado Health Facilities Authority, Revenue Bonds, Refunding	5.00	11/19/2026	510,000	[d,e]	549,766
Colorado Health Facilities Authority, Revenue Bonds, Refunding	5.00	11/19/2026	5,025,000	[a]	5,374,028
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,000,000		3,040,525
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2036	2,525,000		2,563,677
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000		4,178,255
Denver City & County Airport System, Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000		15,117,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Colorado - 5.3% (continued)
Denver City & County Airport System, Revenue Bonds, Ser. D	5.00	11/15/2024	4,620,000	4,766,680
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,528,482
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners LLC) Ser. A	4.00	7/15/2034	2,000,000	1,928,942
				47,483,911
Connecticut - .9%
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,070,192
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2034	1,390,000	1,589,710
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000	1,108,863
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,020,000	1,971,433
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,200,648
				7,940,846
District of Columbia - .6%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,128,374
Washington Metropolitan Area Transit Authority Dedicated, Revenue Bonds (Green Bond) Ser. A	4.00	7/15/2039	3,500,000	3,536,567
				5,664,941
Florida - 6.7%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,046,591
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	2,679,232
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,556,758
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,309,713
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	1,895,000	1,841,427
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,284,261

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Florida - 6.7% (continued)
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,131,928
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,274,316
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,530,211
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	2,688,994
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,856,817
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,500,929
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,530,126
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,501,900
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000	5,045,043
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,500,000	1,510,505
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	7,455,000	6,821,444
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,062,296
Pasco County School Board, COP (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	8/1/2035	4,000,000	4,368,408
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000	1,222,760
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,836,813
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000	3,546,603
				60,147,075
Georgia - 3.1%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2041	1,100,000	1,168,118
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000	2,920,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Georgia - 3.1% (continued)
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000		1,038,357
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000		1,136,134
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,000,000		3,007,692
Main Street Natural Gas Inc., Revenue Bonds, Ser. B	5.00	6/1/2029	2,000,000	[a]	2,064,265
Main Street Natural Gas Inc., Revenue Bonds, Ser. B, 1 Month LIBOR x0.67 +0.75%	3.27	9/1/2023	5,250,000	[a,f]	5,222,248
Main Street Natural Gas Inc., Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000	[a]	7,905,149
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000		1,809,571
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. A	1.50	2/3/2025	2,000,000	[a]	1,878,719
				28,150,442
Hawaii - .1%
Honolulu City & County, GO, Ser. C	4.00	7/1/2039	1,000,000		1,013,536
Illinois - 8.7%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000		2,097,921
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,571,021
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,500,000		1,502,969
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000		1,040,387
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000		1,489,676
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000		3,064,278
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,865,000		2,872,821
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000		7,502,287
Chicago O'Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	2,000,000		2,105,670

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Illinois - 8.7% (continued)
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		5,259,738
Cook County II, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000		2,479,083
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. D	5.00	12/1/2031	2,000,000		2,322,624
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000		3,915,759
Illinois Finance Authority, Revenue Bonds (Green Bond)	4.00	7/1/2038	4,500,000		4,583,880
Illinois Finance Authority, Revenue Bonds (University of Illinois)	5.00	10/1/2049	1,250,000		1,283,340
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	1,000,000		1,008,531
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000		1,511,840
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	2,000,000	[a]	2,110,907
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000		3,068,672
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	4,770,000		4,485,319
Illinois Housing Development Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	4,540,000		4,391,133
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000		4,097,593
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000		4,166,390
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000		592,578
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000		5,959,398
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000		1,449,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Illinois - 8.7% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000		1,652,078
				77,585,272
Indiana - 1.4%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000		1,223,499
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000		4,023,784
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000		3,967,503
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Inc. Obligated Group) Ser. A	5.00	1/1/2035	3,400,000		3,460,288
				12,675,074
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	4,350,000		4,209,942
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,500,000		2,370,274
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000		1,095,997
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,890,000		1,879,597
PEFA Inc., Revenue Bonds (Gas Project)	5.00	9/1/2026	2,000,000	[a]	2,049,211
				11,605,021
Kentucky - 1.2%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000		3,501,047
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	2,500,000	[a]	2,482,712
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	2,500,000	[a]	2,431,376
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,970,000	[a]	2,130,717
				10,545,852

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Louisiana - 2.6%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000		1,608,624
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000		4,291,670
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. B	5.00	5/15/2025	5,400,000	[a]	5,602,896
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000		3,581,996
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000		2,468,983
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000		1,562,674
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000		3,281,193
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	919,403
				23,317,439
Maryland - 1.1%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners LLC) Ser. B	5.25	6/30/2052	4,000,000		4,153,721
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000		1,018,072
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000	[a]	4,248,937
				9,420,730
Massachusetts - .7%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2031	4,710,000		5,026,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Massachusetts - .7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,001,521
				6,027,741
Michigan - 4.5%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	9,995,000	10,383,199
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,709,441
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	3,000,000	[a] 2,827,553
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000	5,134,095
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	500,000	514,677
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000	1,554,924
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,024,885
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. MI1	5.00	12/1/2048	5,000,000	5,083,866
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,225,547
Pontiac School District, GO	4.00	5/1/2045	2,440,000	2,425,766
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,296,986
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	1,792,687
				39,973,626
Minnesota - .3%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	2,490,000	2,456,482

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Mississippi - .4%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	3,540,000	3,520,787
Missouri - .5%
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,139,655
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,029,133
				4,168,788
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,350,000	[c] 2,047,178
Nebraska - 1.2%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,810,217
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000	5,269,624
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center)	5.00	1/1/2030	1,380,000	1,428,154
				10,507,995
Nevada - .7%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,729,513
Clark County School District, GO, Ser. A	5.00	6/15/2039	2,500,000	2,750,155
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,071,606
				6,551,274
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c] 1,778,631
New Jersey - 4.4%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000	1,059,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New Jersey - 4.4% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Inc. Project)	5.25	9/15/2029	4,070,000		4,083,562
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000		3,677,045
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,043,835
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.50	6/15/2050	1,000,000		1,073,694
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	2,000,000		2,145,834
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2034	6,360,000		7,093,811
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	13,655,000		13,395,915
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,124,572
				39,698,163
New Mexico - .2%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	3.00	1/1/2052	1,465,000		1,411,275
New York - 9.5%
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2038	1,100,000		1,193,929
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000		4,906,082
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,001,342
New York City, GO, Ser. C	4.00	8/1/2041	3,000,000		2,954,073
New York City, GO, Ser. D1	4.00	3/1/2050	3,500,000		3,308,050
New York City, GO, Ser. D1	4.00	3/1/2041	2,000,000		1,968,782
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a]	922,203

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 9.5% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2032	1,000,000		1,043,242
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2029	1,500,000		1,652,485
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	1,250,000		1,376,308
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2037	1,000,000		1,005,190
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2035	5,000,000		5,077,646
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	3,780,837
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters LLC)	5.25	10/1/2035	2,500,000		2,746,504
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2034	4,240,000		4,665,034
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2028	10,000	[e]	11,195
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	3,000,000		3,270,594
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	5,000,000		4,956,471
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2045	5,000,000		4,812,395

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 9.5% (continued)
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000	3,453,518
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2039	1,480,000	1,468,991
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	5.00	3/15/2036	1,750,000	1,935,972
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2042	4,250,000	4,116,742
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc.)	5.00	1/1/2032	1,310,000	1,329,792
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal LLC)	5.00	12/1/2036	2,455,000	2,491,664
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal LLC)	5.00	12/1/2035	1,750,000	1,821,723
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2039	5,000,000	5,132,779
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	2,500,000	2,746,913
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	5,000,000	5,257,117
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000	1,061,901
				85,469,474
North Carolina - 3.3%
Charlotte, COP, Refunding (Convention Facility Project)	5.00	6/1/2034	2,370,000	2,642,046
Charlotte Airport, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,143,621
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	5,770,000	5,592,752

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
North Carolina - 3.3% (continued)
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,250,000	[a]	2,381,387
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2044	2,000,000		1,949,056
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	7,500,000		7,677,463
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000		1,897,710
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	4,000,000	[a]	4,162,192
				29,446,227
North Dakota - .3%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2051	2,500,000		2,265,001
Ohio - 1.8%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,500,000		6,534,715
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000		1,036,844
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000		2,013,445
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000		1,383,010
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000		1,108,252
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	4,130,000		4,098,724
The Ohio University, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2023	40,000		40,924
				16,215,914
Oregon - .4%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2038	1,750,000		1,896,592

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Oregon - .4% (continued)
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	2,000,000		2,086,900
				3,983,492
Pennsylvania - 8.1%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,850,000		1,848,191
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000		2,560,712
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000		3,808,765
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,364,331
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +0.53%	2.38	9/1/2023	8,000,000	[a,f]	7,990,858
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	3,000,000	[a]	3,172,487
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		9,479,168
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2036	5,000,000		5,005,192
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000		1,003,905
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2031	2,400,000		2,697,621
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,210,665
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,000,000		3,343,010
Philadelphia, GO, Ser. A	5.00	5/1/2032	500,000		559,181
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000		5,174,915
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2032	4,460,000		5,058,802

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Pennsylvania - 8.1% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	2,000,000	2,000,010
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	8,500,000	8,997,829
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,061,889
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,638,212
				72,975,743
South Carolina - 3.6%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	3,175,000	3,473,853
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	5,339,589
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	11,061,615
South Carolina Public Service Authority, Revenue Bonds, Refunding	5.13	12/1/2043	7,500,000	7,535,556
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	5,000,000	4,245,697
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2025	800,000	840,530
				32,496,840
South Dakota - .3%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	3,125,000	3,105,288
Tennessee - 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,026,624
Nashville & Davidson County Metropolitan Government, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,058,071
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	4,000,000	[a] 3,921,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Tennessee - 1.1% (continued)
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,700,000	[a]	2,688,153
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,335,000		1,317,029
				10,011,273
Texas - 6.5%
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	2,000,000		2,050,940
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000		2,560,385
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000		1,264,887
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,550,000		3,318,899
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000		2,016,054
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000		2,666,741
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		4,561,113
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000		4,230,453
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	2,000,000		2,010,352
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000		3,883,454
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,750,000		3,932,159
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000		1,346,667
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,500,000	[c]	2,423,159
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000		5,967,176
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	105,000		105,145
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	820,000	[e]	821,625
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2037	1,750,000		1,911,190

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Texas - 6.5% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,567,683
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children's Medical Center Obligated Group)	5.00	12/1/2033	1,750,000	1,913,377
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	1,785,000	1,752,367
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	7/1/2052	1,985,000	1,933,386
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,740,167
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,525,005
				58,502,384
U.S. Related - 1.1%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	5,704,781	5,847,742
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	3,700,000	3,662,609
				9,510,351
Utah - .6%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,050,727
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,425,154
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,175,697
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,509,831
				5,161,409
Virginia - 1.1%
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,237,432

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Virginia - 1.1% (continued)
Virginia College Building Authority, Revenue Bonds	4.00	2/1/2036	2,015,000	2,087,889
Virginia Public Building Authority, Revenue Bonds, Ser. C	5.00	8/1/2030	2,430,000	2,571,525
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,613,870
				9,510,716
Washington - 1.9%
Energy Northwest, Revenue Bonds, Refunding	5.00	7/1/2040	2,750,000	3,051,191
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	3,500,000	[a] 3,418,716
Washington, GO, Ser. A	5.00	8/1/2036	3,290,000	3,599,352
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	5,000,000	5,002,215
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,956,840	1,755,365
				16,826,839
Wisconsin - 2.5%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,553,473
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	7,327,819
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress LLC) Ser. B	4.00	10/1/2030	5,645,000	[a] 5,755,259
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,053,688
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	1,610,000	1,637,851
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	7/29/2026	2,000,000	[a] 2,119,463
				22,447,553
Total Long-Term Municipal Investments (cost $941,465,351)			890,166,594
Total Investments (cost $944,579,495)			99.7%	892,899,271
Cash and Receivables (Net)			0.3%	2,317,806

Net Assets	100.0%	895,217,077

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $12,808,588 or 1.43% of net assets.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	2,732,677	-	2,732,677
Municipal Securities	-	890,166,594	-	890,166,594

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2022, accumulated net unrealized depreciation on investments was $51,680,224, consisting of $3,049,687 gross unrealized appreciation and $54,729,911 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.